USDC - Schedule of USD Stable Coin (Detail) $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
USD Stable Coin [Abstract]
USDC	¥ 1,690,000	$ 232	¥ 0